History and Organization (Details) $ / shares in Units, $ in Thousands					6 Months Ended	18 Months Ended
	Feb. 07, 2024 shares	Nov. 24, 2023 USD ($) $ / shares shares	May 04, 2023 USD ($)	Oct. 28, 2022 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares
History and Organization
Common stock conversion ratio				0.17704366
Shares retired (in shares) | shares					68,000	16,388,000
Perfect common share
History and Organization
Par value per share (in USD per share)				$ 0.1
Perfect Class A Ordinary Shares
History and Organization
Par value per share (in USD per share)					$ 0.1	$ 0.1	$ 0.1
Number of perfect class A ordinary share issued upon requested redemption of each provident share (in USD per share)				$ 0.1
Number of shares after share combination (in shares) | shares				1
Stock repurchase program authorized shares (in shares) | shares		16,129,032
Share price per share (in USD per share)		$ 3.10
Share repurchase, authorised amount | $		$ 50,000	$ 20,000
Shares retired (in shares) | shares	68,000	16,129,010
Perfect Class B Ordinary Shares
History and Organization
Par value per share (in USD per share)					$ 0.1	$ 0.1	$ 0.1
Number of perfect class A ordinary share issued upon requested redemption of each provident share (in USD per share)				$ 0.1
Provident Class A Ordinary Shares
History and Organization
Par value per share (in USD per share)				0.0001
Provident Class B Ordinary Shares
History and Organization
Par value per share (in USD per share)				$ 0.0001